Acquired Intangible Assets, Net - Acquired Intangible Assets, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Customer lists and relationships [Member] USD ($)	Dec. 31, 2013 Customer lists and relationships [Member] CNY	Dec. 31, 2012 Customer lists and relationships [Member] CNY	Dec. 31, 2013 Completed technology [Member] USD ($)	Dec. 31, 2013 Completed technology [Member] CNY	Dec. 31, 2012 Completed technology [Member] CNY	Dec. 31, 2013 Purchased software for internal use [Member] USD ($)	Dec. 31, 2013 Purchased software for internal use [Member] CNY	Dec. 31, 2012 Purchased software for internal use [Member] CNY	Dec. 31, 2013 Land use right [Member] USD ($)	Dec. 31, 2013 Land use right [Member] CNY	Dec. 31, 2012 Land use right [Member] CNY
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 4,903	29,677	29,677	$ 1,013	6,131	6,131	$ 867	5,251	5,251	$ 2,842	17,200	17,200	$ 181	1,095	1,095
Less: Accumulated amortization	(4,760)	(28,814)	(28,715)
Acquired intangible assets, net	$ 143	863	962